Segmented Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2020	Nov. 30, 2020
Revenues	$ 0	$ 328,781	$ 0	$ 1,102,075
Assets	3,456,856		3,456,856		$ 3,387,055
Total property and equipment	1,573,993		1,573,993		1,770,137
United States
Revenues	0	$ 328,781	0	$ 328,781
Canada
Assets	3,456,856		3,456,856		3,387,055
Total property and equipment	$ 1,573,993		$ 1,573,993		$ 1,770,137